COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total	¥ 693,012
Operating leases commitments
COMMITMENTS AND CONTINGENCIES
Total	427,799
Land use rights
COMMITMENTS AND CONTINGENCIES
Total	154,575
investment commitments
COMMITMENTS AND CONTINGENCIES
Total	105,027
Purchase of property and equipment
COMMITMENTS AND CONTINGENCIES
Total	3,793
Purchase of services
COMMITMENTS AND CONTINGENCIES
Total	¥ 1,818